SHORT-TERM BANK BORROWINGS	12 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
NOTE 11 – SHORT-TERM BANK BORROWINGS

Short-term bank borrowings consisted of the following at September 30, 2018:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank - Longwan Branch	6,190,000	901,281	12/1/2017	11/25/2018	6.00%
Agricultural Bank - Longwan Branch	8,000,000	1,164,822	1/18/2018	12/5/2018	6.00%
Agricultural Bank - Longwan Branch	7,580,000	1,103,669	1/18/2018	10/8/2018	6.00%
Agricultural Bank - Longwan Branch	8,700,000	1,266,744	1/29/2018	1/5/2019	6.22%
Agricultural Bank - Longwan Branch	4,300,000	626,092	8/16/2018	8/15/2019	6.09%
Agricultural Bank - Longwan Branch	5,750,000	837,216	8/21/2018	8/1/2019	6.09%
Agricultural Bank - Longwan Branch	6,000,000	873,617	9/27/2018	9/1/2019	6.09%
Bank of China	4,250,000	618,812	4/3/2018	4/2/2019	5.27%
Bank of China	6,800,000	990,099	4/3/2018	4/2/2019	5.27%
China Merchants Bank	15,000,000	2,184,042	12/12/2017	12/6/2018	5.44%
China Merchants Bank	1,500,000	218,404	2/8/2018	12/1/2018	5.66%
Industrial Bank	6,500,000	946,419	12/6/2017	12/3/2018	6.50%
Industrial Bank	3,000,000	436,809	12/7/2017	11/27/2018	6.00%
Industrial Bank	5,500,000	800,815	12/8/2017	11/20/2018	6.45%
China Minsheng Bank	4,000,000	582,411	6/28/2018	3/31/2019	5.44%
China Minsheng Bank	2,200,000	320,326	6/28/2018	3/31/2019	5.44%
Ping An Bank	6,200,000	902,737	9/25/2018	9/25/2019	7.96%
CZBANK	3,500,000	509,610	4/20/2018	10/19/2018	6.53%
CZBANK	6,000,000	873,617	4/19/2018	10/18/2018	6.48%
CZBANK	6,000,000	873,617	4/17/2018	10/16/2018	6.53%
CZBANK	1,500,000	218,404	4/19/2018	10/18/2018	6.50%
Bank of Communications	9,000,000	1,310,425	9/10/2018	9/7/2019	6.34%
CZBANK	4,880,000	710,542	4/26/2018	4/26/2019	4.35%
Total	132,350,000	19,270,530

The Company’s short-term bank borrowings are pledged by its assets as listed below, and guaranteed by the Company’s major shareholders: HUANG Jian Cong, WANG Jian Di, WANG Guo Lin, WANG Min Jie, and WANG Yang Ming, and their immediate family members.

The carrying values of the Company's pledged assets to secure short-term borrowings by the Company are as follows:

	As of September 30,
	2018	2017
Term Deposit as Collateral	$728,014	$-
Buildings, net	4,583,560	3,611,529
Land use rights, net	431,621	457,391
Machinery, net	154,795	281,355
Inventory	1,674,432	-
Total	$7,572,422	$4,350,275

Short-term bank borrowings consisted of the following at September 30, 2017:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank - Longwan Branch	5,580,000	838,530	1/13/2017	1/12/2018	5.44%
Agricultural Bank - Longwan Branch	8,700,000	1,307,385	1/18/2017	1/17/2018	5.66%
Agricultural Bank - Longwan Branch	5,750,000	864,076	8/17/2017	8/16/2018	5.44%
Agricultural Bank - Longwan Branch	4,300,000	646,179	8/14/2017	8/13/2018	5.44%
Agricultural Bank - Longwan Branch	6,000,000	901,646	9/22/2017	9/21/2018	5.65%
Agricultural Bank - Longwan Branch	6,190,000	930,198	12/16/2016	12/11/2017	4.79%
Agricultural Bank - Longwan Branch	10,000,000	1,502,743	1/10/2017	1/9/2018	4.79%
Minsheng Bank	4,350,000	653,693	6/30/2017	6/30/2018	5.44%
Minsheng Bank	3,250,000	488,391	6/30/2017	6/30/2018	5.44%
Xingye Bank	6,500,000	976,783	9/4/2017	12/4/2017	6.50%*
Zhejiang Commerce Bank	6,000,000	901,646	7/27/2017	4/20/2018	7.50%
Zhejiang Commerce Bank	1,500,000	225,411	7/28/2017	4/20/2018	7.50%
Bank of China - Longwan Branch	8,550,000	1,284,845	4/10/2017	3/29/2018	4.79%
Xingye Bank	6,500,000	976,783	9/5/2017	12/20/2017	6.50%*
Zhejiang Commerce Bank	10,500,000	1,577,880	7/28/2017	4/20/2018	7.50%
Pingan Bank	7,960,000	1,196,183	9/27/2017	9/25/2018	6.09%*
China Merchants Bank	5,400,000	811,481	12/20/2016	12/11/2017	5.44%
China Merchants Bank	5,990,000	900,143	12/20/2016	12/11/2017	5.44%
China Merchants Bank	5,000,000	751,371	12/20/2016	12/11/2017	5.44%
China Merchants Bank	410,000	61,612	12/22/2016	12/11/2017	5.52%
Bank of China - Longwan Branch	1,490,000	223,909	4/10/2017	3/29/2018	4.79%
Bank of China - Longwan Branch	2,760,000	414,757	4/10/2017	3/29/2018	4.79%
Xingye Bank	5,000,000	751,371	9/6/2017	12/14/2017	6.50%*
Bank of Communications	3,000,000	450,823	5/10/2017	11/13/2017	7.60%
Bank of Communications	3,000,000	450,823	4/18/2017	11/13/2017	7.12%
Bank of Communications	3,000,000	450,823	4/14/2017	11/13/2017	6.30%
Bank of Communications	3,000,000	450,823	4/19/2017	11/13/2017	7.60%
Bank of Communications	2,300,000	345,630	5/11/2017	11/13/2017	7.60%
Total	141,980,000	21,335,938

* These short-term borrowings were subject to variable interest rates.